Investment in Joint Venture (Summary Of Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Current assets	$ 52,380	$ 38,671
Non-current assets	12,533	10,602
Total assets	64,913	49,273
Liabilities [abstract]
Current liabilities	29,757	25,294
Non-current liabilities	11,660	13,597
Total liabilities	41,417	38,891
2562961 Ontario Ltd. [member]
Assets [abstract]
Current assets	1
Non-current assets	2,228
Total assets	2,229
Liabilities [abstract]
Net assets	2,229
Kolon Hydrogenics [member]
Assets [abstract]
Current assets	20	714
Non-current assets	5,312	5,026
Total assets	5,332	5,740
Liabilities [abstract]
Current liabilities	471	569
Non-current liabilities	1,657	1,703
Total liabilities	2,128	2,272
Net assets	$ 3,204	$ 3,468